Fees Summary	Aug. 19, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 11,341,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,736.31
Total Offset Amount	0.00
Net Fee	$ 1,736.31
Narrative - Max Aggregate Offering Amount | shares	11,341,000
Final Prospectus	true